SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 94.4%
Brazil — 5.6%
47,911,383	B3 SA - Brasil Bolsa Balcao	$121,445,159
19,719	MercadoLibre, Inc.*	39,719,193
24,630,722	Raia Drogasil SA	105,404,520
4,121,300	WEG SA	36,484,194
		303,053,066
Chile — 5.0%
6,145,644	Antofagasta Plc	269,950,600

China — 20.0%
8,426,817	Alibaba Group Holding Ltd.	154,724,469
1,408,133	Contemporary Amperex Technology Co. Ltd., Class A	74,043,211
3,745,166	Meituan, Class B(a),*	49,631,686
8,251,674	Midea Group Co. Ltd., Class A	92,263,044
19,265,281	NARI Technology Co. Ltd., Class A	61,989,511
2,879,543	NetEase, Inc.	79,259,981
12,425,334	Ping An Insurance Group Co. of China Ltd., Series H	104,369,138
1,456,767	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	39,725,145
4,090,786	Tencent Holdings Ltd.	313,941,397
985,162	Yum China Holdings, Inc.	47,031,634
1,321,450	Yum China Holdings, Inc.	62,568,734
		1,079,547,950
Hong Kong — 5.6%
15,978,998	AIA Group Ltd.	164,473,323
2,589,889	Hong Kong Exchanges & Clearing Ltd.	135,506,501
		299,979,824
India — 15.7%
4,834,064	Dr Reddy’s Laboratories Ltd.	68,360,874
8,432,100	HDFC Bank Ltd., ADR	308,108,934
2,651,381	Kotak Mahindra Bank Ltd.	65,039,591
4,225,832	Mahindra & Mahindra Ltd.	174,522,927
545,331	MakeMyTrip Ltd.*	44,782,582
5,743,450	Marico Ltd.	47,941,925
3,854,655	Tata Consultancy Services Ltd.	137,723,683
		846,480,516
Indonesia — 1.4%
159,676,141	Bank Central Asia Tbk PT	77,107,085

Korea — 8.5%
302,928	Samsung Fire & Marine Insurance Co. Ltd.	104,367,451
1,719,509	Shinhan Financial Group Co. Ltd.	91,563,469
578,213	SK Hynix, Inc.	261,860,051
		457,790,971

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Mexico — 3.1%
1,228,000	Fomento Economico Mexicano SAB de CV, ADR	$124,113,960
13,891,300	Wal-Mart de Mexico SAB de CV	43,207,092
		167,321,052
Peru — 1.8%
342,920	Credicorp Ltd.	98,418,040

Philippines — 1.2%
5,324,039	SM Investments Corp.	63,244,470

Poland — 0.5%
2,327,713	Dino Polska SA(a),*	26,725,064

South Africa — 4.6%
2,778,619	Clicks Group Ltd.	56,618,436
7,324,293	Discovery Ltd.	100,560,945
1,329,581	Naspers Ltd., Class N	88,671,761
		245,851,142
Taiwan — 16.8%
3,948,503	Advantech Co. Ltd.	36,101,927
3,637,714	Delta Electronics, Inc.	110,964,689
48,673,185	E.Sun Financial Holding Co. Ltd.	52,275,329
1,605,214	MediaTek, Inc.	72,885,048
3,698,391	President Chain Store Corp.	26,039,628
10,426,591	Taiwan Semiconductor Manufacturing Co. Ltd.	512,542,908
27,405,247	Uni-President Enterprises Corp.	67,196,156
864,830	Voltronic Power Technology Corp.	26,621,915
		904,627,600
Thailand — 1.2%
10,058,798	Kasikornbank Public Co. Ltd., NVDR	62,039,999

United Arab Emirates — 1.0%
22,658,437	Aldar Properties PJSC	53,626,670

United Kingdom — 2.0%
1,628,184	Unilever Plc	106,380,960

United States — 0.4%
316,000	Globant SA*	20,656,920

Total Common Stocks		5,082,801,929
(Cost $3,874,728,014)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Preferred Stocks — 5.0%
Korea — 5.0%
4,371,237	Samsung Electronics Co. Ltd., 1.32%	$271,326,247

Total Preferred Stocks		271,326,247
(Cost $207,634,160)
Investment Company — 0.3%
16,784,510	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	16,784,510
Total Investment Company		16,784,510
(Cost $16,784,510)
Total Investments		$5,370,912,686
(Cost $4,099,146,684) — 99.7%
Other assets in excess of liabilities — 0.3%		13,815,033
NET ASSETS — 100.0%		$5,384,727,719

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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